Analysis of segment statement of financial position by business type (Tables)	6 Months Ended
Jun. 30, 2018
Asia
Analysis of operating segments
Schedule of segment statement of financial position by business type

		2018 £m							2017 £m
			Unit
			-linked
		With	assets			Asset-
		-profits	and	Other		manage	Elimina-	30 Jun	31 Dec
	Note	business	liabilities	business	Total	ment	tions	Total	Total
Assets
Goodwill		—	—	245	245	61	—	306	305
Deferred acquisition costs and other intangible assets		48	—	2,561	2,609	5	—	2,614	2,540
Property, plant and equipment		86	—	34	120	3	—	123	125
Reinsurers' share of insurance contract liabilities		79	—	2,179	2,258	—	—	2,258	1,960
Deferred tax assets		—	—	105	105	7	—	112	112
Current tax recoverable		—	4	19	23	—	—	23	58
Accrued investment income		266	57	256	579	32	—	611	595
Other debtors		1,599	232	551	2,382	76	(29)	2,429	2,675
Investment properties		—	—	5	5	—	—	5	5
Investment in joint ventures and associates accounted for using the equity method		—	—	723	723	144	—	867	912
Loans	C3.3	757	—	580	1,337	—	—	1,337	1,317
Equity securities and portfolio holdings in unit trusts		16,673	12,592	1,622	30,887	39	—	30,926	29,976
Debt securities	C3.2	24,923	3,771	13,522	42,216	40	—	42,256	40,982
Derivative assets		136	3	52	191	—	—	191	113
Deposits		271	369	530	1,170	33	—	1,203	1,291
Cash and cash equivalents		722	524	820	2,066	111	—	2,177	1,934
Total assets		45,560	17,552	23,804	86,916	551	(29)	87,438	84,900
Total equity		—	—	5,327	5,327	414	—	5,741	5,926
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1(b)	36,282	16,094	14,445	66,821	—	—	66,821	64,133
Unallocated surplus of with-profits funds	C4.1(b)	3,766	—	—	3,766	—	—	3,766	3,474
Operational borrowings attributable to shareholder-financed operations		—	10	7	17	—	—	17	50
Borrowings attributable to with-profits operations		32	—	—	32	—	—	32	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,042	1,273	235	3,550	—	—	3,550	3,631
Deferred tax liabilities		782	30	362	1,174	—	—	1,174	1,152
Current tax liabilities		54	—	89	143	12	—	155	122
Accruals, deferred income and other liabilities		2,526	137	3,211	5,874	75	(29)	5,920	6,069
Provisions		26	—	99	125	50	—	175	254
Derivative liabilities		50	8	29	87	—	—	87	79
Total liabilities		45,560	17,552	18,477	81,589	137	(29)	81,697	78,974
Total equity and liabilities		45,560	17,552	23,804	86,916	551	(29)	87,438	84,900

Note

The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. Assets and liabilities of other participating businesses are included in the column for ‘Other business’.

US
Analysis of operating segments
Schedule of segment statement of financial position by business type

		2018 £m						2017 £m
		Variable
		annuity
		separate	Fixed
		account	annuity,
		assets	GIC and		Asset-
		and	other		manage	Elimina-	30 Jun	31 Dec
	Note	liabilities	business	Total	ment	tions	Total	Total
Assets
Goodwill		—	—	—	—	—	—	—
Deferred acquisition costs and other intangible assets		—	8,503	8,503	—	—	8,503	8,219
Property, plant and equipment		—	234	234	3	—	237	214
Reinsurers' share of insurance contract liabilities		—	6,436	6,436	—	—	6,436	6,424
Deferred tax assets		—	2,056	2,056	88	—	2,144	2,300
Current tax recoverable		—	292	292	6	—	298	298
Accrued investment income		—	438	438	22	—	460	492
Other debtors		—	236	236	76	(70)	242	248
Investment properties		—	5	5	—	—	5	5
Loans	C3.3	—	9,815	9,815	—	—	9,815	9,630
Equity securities and portfolio holdings in unit trusts		135,546	289	135,835	2	—	135,837	130,630
Debt securities	C3.2	—	36,115	36,115	—	—	36,115	35,378
Derivative assets		—	816	816	—	—	816	1,611
Other investments		—	898	898	3	—	901	848
Deposits		—	—	—	17	—	17	43
Cash and cash equivalents		—	836	836	338	—	1,174	1,658
Total assets		135,546	66,969	202,515	555	(70)	203,000	197,998
Total equity		—	4,896	4,896	204	—	5,100	5,248
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1(c)	135,546	49,604	185,150	—	—	185,150	180,724
Core structural borrowings of shareholder-financed operations		—	189	189	—	—	189	184
Operational borrowings attributable to shareholder-financed operations		—	262	262	—	—	262	508
Obligations under funding, securities lending and sale and repurchase agreements		—	5,612	5,612	—	—	5,612	4,304
Deferred tax liabilities		—	1,652	1,652	1	—	1,653	1,845
Current tax liabilities		—	21	21	1	—	22	47
Accruals, deferred income and other liabilities		—	4,642	4,642	342	(70)	4,914	5,109
Provisions		—	12	12	7	—	19	24
Derivative liabilities		—	79	79	—	—	79	5
Total liabilities		135,546	62,073	197,619	351	(70)	197,900	192,750
Total equity and liabilities		135,546	66,969	202,515	555	(70)	203,000	197,998

UK and Europe
Analysis of operating segments
Schedule of segment statement of financial position by business type

		2018 £m							2017 £m
			Other funds and subsidiaries
				Annuity
		With-		and
		profits	Unit-linked	other		Asset-
		sub-	assets and	long-term		manage	Elimina-	30 Jun	31 Dec
		funds	liabilities	business	Total	ment	tions	Total	Total
By operating segment	Note	note (i)
Assets
Goodwill		161	—	—	161	1,153	—	1,314	1,177
Deferred acquisition costs and other intangible assets		101	—	92	193	6	—	199	210
Property, plant and equipment		519	—	33	552	36	—	588	447
Reinsurers' share of insurance contract liabilities		1,213	126	765	2,104	—	—	2,104	2,521
Deferred tax assets		65	—	44	109	21	—	130	157
Current tax recoverable		58	—	197	255	—	—	255	244
Accrued investment income		993	96	374	1,463	8	—	1,471	1,558
Other debtors		1,725	399	656	2,780	909	(109)	3,580	3,118
Investment properties		15,293	647	1,655	17,595	—	—	17,595	16,487
Investment in joint ventures and associates accounted for using the equity method		649	—	—	649	38	—	687	504
Loans	C3.3	3,943	—	1,721	5,664	—	—	5,664	5,986
Equity securities and portfolio holdings in unit trusts		47,590	15,072	15	62,677	155	—	62,832	62,670
Debt securities	C3.2	51,064	6,536	22,144	79,744	—	—	79,744	92,707
Derivative assets		1,844	1	460	2,305	—	—	2,305	2,954
Other investments		5,147	10	1	5,158	—	—	5,158	4,774
Deposits		8,853	1,330	837	11,020	—	—	11,020	9,540
Assets held for sale		47	—	11,977	12,024	—	—	12,024	38
Cash and cash equivalents		2,280	138	593	3,011	409	—	3,420	5,808
Total assets		141,545	24,355	41,564	207,464	2,735	(109)	210,090	210,900
Total equity		—	—	6,032	6,032	2,014	—	8,046	8,245
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1(d)	112,339	22,198	20,118	154,655	—	—	154,655	167,589
Unallocated surplus of with-profits funds	C4.1(d)	13,517	—	—	13,517	—	—	13,517	13,477
Operational borrowings attributable to shareholder-financed operations		—	4	126	130	—	—	130	148
Borrowings attributable to with-profits operations		3,557	—	—	3,557	—	—	3,557	3,706
Obligations under funding, securities lending and sale and repurchase agreements		1,193	—	323	1,516	—	—	1,516	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,998	1,697	86	5,781	—	—	5,781	5,243
Deferred tax liabilities		1,353	—	225	1,578	24	—	1,602	1,703
Current tax liabilities		21	48	80	149	45	—	194	377
Accruals, deferred income and other liabilities		4,549	403	1,047	5,999	459	(109)	6,349	6,609
Provisions		25	—	466	491	193	—	684	784
Derivative liabilities		993	5	1,084	2,082	—	—	2,082	1,661
Liabilities held for sale		—	—	11,977	11,977	—	—	11,977	—
Total liabilities		141,545	24,355	35,532	201,432	721	(109)	202,044	202,655
Total equity and liabilities		141,545	24,355	41,564	207,464	2,735	(109)	210,090	210,900

Notes

(i)

Includes the Scottish Amicable Insurance Fund which, at 30 June 2018, has total assets and liabilities of £5,310 million (31 December 2017: £5,768 million). The PAC with-profits sub-fund (WPSF) mainly contains with-profits business but it also contains some non-profit business (unit-linked, term assurances and annuities). The PAC with-profits fund includes £10.2 billion (31 December 2017: £10.6 billion) of non-profits annuities liabilities.